Company financial information - Financial position (Details) € in Millions, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Current assets
Cash and cash equivalents | $		$ 1,267		$ 614		$ 530		$ 784
Equity attributable to owners of the parent
Issued capital | $		23		23
Total equity attributable to owners of the parent	€ (295)	(362)	€ (187)	(216)	€ (1,319)	$ (1,510)
Non-current liabilities
Borrowings | $		$ 6,764		$ 5,815
Ardagh Group S.A.
Non-current assets
Investments in subsidiary undertakings	2,484		2,484
Investment in material joint ventures	371		371
Total non-current assets	2,855		2,855
Current assets
Related party receivables	13		88
Cash and cash equivalents							€ 1
Total current assets	13		88
TOTAL ASSETS	2,868		2,943
Equity attributable to owners of the parent
Issued capital	22		22
Share Premium	1,092		1,092
Legal reserve	2		2
Capital contribution	431		431
Retained earnings	1,307		1,394
Total equity attributable to owners of the parent	2,854		2,941
Current liabilities
Related party borrowings	12		0
Other payables	2		2
Total current liabilities	14		2
TOTAL LIABILITIES	14		2
TOTAL EQUITY and LIABILITIES	€ 2,868		€ 2,943